CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (9,976)	$ (2,584)	$ 6,155	$ (17,643)
Gain on disposal of subsidiary, net			(12,109)	0
Loss from operations of discontinued operations, net of taxes	0	541	763	2,679
Loss from continuing operations	(9,976)	(2,043)	(5,191)	(14,964)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Loss on disposal of asset			9	0
Loss attributable to noncontrolling interest of discontinued subsidiary	0	36	(587)	0
Gain attributable to noncontrolling interest in discontinued subsidiary	0	36	(587)	0
Depreciation and amortization	59	73	182	171
Amortization of debt discount			0	3,050
Stock-based compensation	204	277	553	142
Bad debt expense			0	40
(Gain) loss from change in value of warrants	174	(584)	(1,328)	23,341
Gain from change in value of conversion feature			0	(444)
Manufacturing contract costs	6,300	0
Financing Costs	1,355	0
Changes in operating assets and liabilities:
Trade accounts receivable	150	(109)	(192)	79
Note receivable			(200)	0
Inventories	0	7	7	0
Prepaid expenses and other current assets	141	492	539	(549)
Other assets	20	41	138	407
Accounts payable and accrued expenses	(243)	(838)	1,022	750
Deferred revenue	(67)	45	58	(23)
Other liabilities	247	671	(73)	187
Net cash provided by (used in) continuing operations	(1,636)	(1,932)	(5,063)	12,187
Changes in net assets and liabilities of discontinued operations	0	8,473	12,134	104
Net cash provided by (used in) operating activities	(1,636)	6,541	7,071	12,291
Investing Activities:
Purchases of property and equipment	(3)	(44)	(178)	(9)
Investment in patents and trademarks			0	(29)
Net cash provided by (used in) investing activities	(3)	(44)	(178)	(38)
Financing Activities:
Proceeds from borrowings	1,050	0	0	2,708
Repayment of borrowings	(1,050)	0	0	(9,188)
Proceeds from exercise of stock options	38	0	13	0
Warrants exercised			0	1,002
Proceeds from stock issuance	3,000	0
Net cash provided by (used in) continuing operations	3,038	0	13	(5,478)
Net cash used in financing activities of discontinued operations	0	(8,731)	(10,363)	(1,820)
Net cash provided by financing activities	3,038	(8,731)	(10,350)	(7,298)
Effect of foreign exchange translation	0	0	(1,493)	53
Net (decrease) increase in cash and cash equivalents	1,399	(2,234)	(4,950)	5,008
Cash and cash equivalents at beginning of period	122	5,072	5,072	64
Cash and cash equivalents at end of period	1,521	2,838	122	5,072
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Offering cost in relation to common stock issuance	2,905	0
Cashless exercise of warrants	$ 6,259	$ 0